CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]
Balance at Mar. 31, 2014		$ 5,332,000	$ 2,958,000	$ 93,260,000	$ (29,894,000)	$ (11,252,000)	$ 333,228,000
Net (Loss) Earnings	$ 9,899,000						9,899,000
Cash dividends paid on preferred stock							(23,000)
Equity incentive program				100,000
Stock issued for bonus program			1,000	56,000
401 (k) match stock amount	2,123,000				2,123,000
Treasury stock purchased					(33,506,000)
Stock conversion		(3,213,000)	51,000	3,162,000
Change in pension and post retirement benefits adjustment (net of tax)	(20,552,000)					20,552,000
Balance at Mar. 31, 2015		2,119,000	3,010,000	96,578,000	(61,277,000)	(31,804,000)	343,104,000
Net (Loss) Earnings	54,458,000						54,458,000
Cash dividends paid on preferred stock							(23,000)
Equity incentive program				33,000
Stock issued for bonus program			0	0
401 (k) match stock amount	1,820,000				1,820,000
Treasury stock purchased					(6,252,000)
Stock conversion		(775,000)	13,000	762,000
Change in pension and post retirement benefits adjustment (net of tax)	3,408,000					3,408,000
Balance at Mar. 31, 2016	405,174,000	1,344,000	3,023,000	97,373,000	(65,709,000)	(28,396,000)	397,539,000
Net (Loss) Earnings	12,613,000						12,613,000
Cash dividends paid on preferred stock	(23,000)						(23,000)
Equity incentive program				66,000
401 (k) match stock amount	2,017,000				2,017,000
Treasury stock purchased					(2,807,000)
Stock conversion		(20,000)	1,000	19,000
Change in pension and post retirement benefits adjustment (net of tax)	17,221,000					17,221,000
Balance at Mar. 31, 2017	$ 434,261,000	$ 1,324,000	$ 3,024,000	$ 97,458,000	$ (66,499,000)	$ (11,175,000)	$ 410,129,000